Risk (Tables)	12 Months Ended
Dec. 31, 2020
Risk
Summary of Company's Exposure to Foreign Currency Risk

The Company’s exposure to foreign currency risk as of December 31, 2020 and December 31, 2019, was as follows:

	2020	2019
Cash and cash equivalents (Note 5)	28,327	23,346
Financial investments	542	1,629

Summary of Sensitivity Analysis for the Cash and Cash Equivalents With Subject to Foreign Exchange Rate

The table below set forth the sensitivity analysis as of December 31, 2020, for the amount of cash and cash equivalents and financial investments denominated in U.S. dollar of US$ 5,556 thousand:

	Base scenario	Scenario I	Scenario II
	Exchange rate:	Exchange rate:	Exchange rate:
	R$ 5.1961	R$ 6.2353	R$ 4.1569
Finance income (costs)	—	R$ 5,773	R$ (5,773)

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	Less
	than 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5
December 31, 2020	months	months	years	years	years	years	Total
Trade payables	40,925	—	—	—	—	—	40,925
Lease liabilities	3,608	9,134	11,497	8,559	2,156	266	35,220
Loans and financing	1,855	105,851	203,413	—	—	—	311,119
Accounts payable to selling shareholders	152,057	503,957	585,663	273,810	271,028	—	1,786,515
	198,445	618,942	800,573	282,369	273,184	266	2,173,779

	Less
	than 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5
December 31, 2019	months	months	years	years	years	years	Total
Trade payables	34,521	—	—	—	—	—	34,521
Lease liabilities	2,037	4,808	9,696	7,225	1,901	190	25,857
Loans and financing	—	98,561	—	—	—	—	98,561
Financial instruments from acquisition of interests	—	—	33,940	—	—	—	33,940
Accounts payable to selling shareholders	—	117,959	374,106	194,548	265,886	263,733	1,216,232
	36,558	221,328	417,742	201,773	267,787	263,923	1,409,111

Summary of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

					Change in	As of
	December 31,	Cash		December 31,	accounting	January	Cash		December	Cash		December
	2017	flows	Other	2018	practice	1, 2019	flows	Other	31, 2019	flows	Other	31, 2020
Dividends payable	10,511	(85,000)	74,489	—	—	—	—	—	—	—	—	—
Leases	—	—	—	—	20,089	20,089	(5,259)	11,027	25,857	(10,610)	19,973	35,220
Loans and financing	—	—	—	—	—	—	97,011	1,550	98,561	183,860	28,698	311,119
Total	10,511	(85,000)	74,489	—	20,089	20,089	91,752	12,577	124,418	173,250	48,671	346,339

Interest rate risk
Risk
Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes

The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

December 31, 2020	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	396,083	1,204	(1,204)
Financial investments	722,452	2,196	(2,196)
Accounts payable to selling shareholders	912,757	2,775	(2,775)
Related parties	20,478	62	(62)
Loans and financing	311,119	997	(997)

Other market risk
Risk
Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes

The table below shows a summary of the scenarios estimated:

	20%	-20%

ACV book value - Geekie	24,260	(24,260)
ACV book value - EI	51,883	(51,883)

	20%	-20%

WACC - Geekie	3,836	(3,836)
WACC - EI	15,262	(15,262)